Environmental Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Environmental Liabilities

As at,	March 31, 2023	March 31, 2022

The carrying amount of Environmental liabilities in respect of:

The Company’s Operation Site	$32.7	$33.7

Northern Ontario mine sites owned by Old Steelco Inc.	4.1	4.3

	$36.8	$38.0

Current portion	$4.5	$4.5

Long-term portion	32.3	33.5

	$36.8	$38.0

Summary of Reconciliation of Environmental Liabilities

	The Company’s Operation Site	Northern Ontario mine sites owned by Old Steelco Inc.	Total

Balance at March 31, 2021	$35.0	$4.9	$39.9

Payments	(4.6)	(1.0)	(5.6)

Accretion of discount	3.3	0.4	3.7

Balance at March 31, 2022	$33.7	$4.3	$38.0

Payments	(4.1)	(0.7)	(4.8)

Accretion of discount	3.1	0.5	3.6

Balance at March 31, 2023	$32.7	$4.1	$36.8